Employee Benefits - Summary of Maturity Profile of Defined Benefit Obligation (Details) $ in Millions	Mar. 31, 2026 USD ($)
Less Than 1 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 76
Less Than 1 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	12
1-2 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	62
1-2 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	13
2 - 3 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	57
2 - 3 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	12
3 - 4 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	52
3 - 4 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	12
4 - 5 Year | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	48
4 - 5 Year | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	13
5 - 10 Years | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	175
5 - 10 Years | Pension
Disclosure Of Defined Benefit Plans [Line Items]
Gross amount of benefit obligation at period end	$ 59